Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	PRUDENTIAL SERIES FUND
Central Index Key	0000711175
Amendment Flag	false
Document Creation Date	Jul 26, 2013
Document Effective Date	Jul 26, 2013
Prospectus Date	May 1, 2013

PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Supplement dated July 26, 2013 to the

Prospectus of Prudential Series Fund, dated May 1, 2013 as amended June 28, 2013

This supplement should be read in conjunction with your Prudential Series Fund (“PSF”) prospectus, and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses.

PSF SP International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the PSF SP International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.85%	0.85%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.34%	0.34%
+ Acquired Fund (Portfolio) Fees and Expenses	--------	--------
= Total Annual Portfolio Operating Expenses	1.19%	1.59%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.01%	- 0.01%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%	1.58%

[1]Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
SP International Growth Class I Shares	$120	$377	$653	$1,442
SP International Growth Class II Shares	$161	$501	$865	$1,888

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SERIES FUND
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	psf_SupplementTextBlock

PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Supplement dated July 26, 2013 to the

Prospectus of Prudential Series Fund, dated May 1, 2013 as amended June 28, 2013

This supplement should be read in conjunction with your Prudential Series Fund (“PSF”) prospectus, and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses.

PSF SP International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the PSF SP International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.85%	0.85%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.34%	0.34%
+ Acquired Fund (Portfolio) Fees and Expenses	--------	--------
= Total Annual Portfolio Operating Expenses	1.19%	1.59%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.01%	- 0.01%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%	1.58%

[1]Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
SP International Growth Class I Shares	$120	$377	$653	$1,442
SP International Growth Class II Shares	$161	$501	$865	$1,888

SP INTERNATIONAL GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Supplement dated July 26, 2013 to the

Prospectus of Prudential Series Fund, dated May 1, 2013 as amended June 28, 2013

This supplement should be read in conjunction with your Prudential Series Fund (“PSF”) prospectus, and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses.

PSF SP International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The PSF Prospectus for the PSF SP International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.85%	0.85%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.34%	0.34%
+ Acquired Fund (Portfolio) Fees and Expenses	--------	--------
= Total Annual Portfolio Operating Expenses	1.19%	1.59%
- Fee Waiver and/or Expense Reimbursement[1]	- 0.01%	- 0.01%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%	1.58%

[1]Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund’s Board of Trustees.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the PSF Prospectus relating to the PSF SP International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
SP International Growth Class I Shares	$120	$377	$653	$1,442
SP International Growth Class II Shares	$161	$501	$865	$1,888

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
SP INTERNATIONAL GROWTH PORTFOLIO | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
+ Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.34%
+ Acquired Fund (Portfolio) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
- Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	653
10 Years	rr_ExpenseExampleYear10	1,442
SP INTERNATIONAL GROWTH PORTFOLIO | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
+ Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
+ Other Expenses	rr_OtherExpensesOverAssets	0.34%
+ Acquired Fund (Portfolio) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.59%
- Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	865
10 Years	rr_ExpenseExampleYear10	1,888

[1]	Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Manager and the Fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SERIES FUND
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2013